Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 4,163,749	$ 1,022,625
Restricted cash	736,909
Stablecoins	2,151
Accounts receivable, net	2,834,374	1,988,785
Inventories	18,988,710	17,018,217
Advances to suppliers	4,183,833	562,473
Amounts due from a related party		87,472
Prepayments and other current assets, net	2,688,256	2,783,842
Total current assets	33,597,982	23,463,414
Non-current assets:
Equipment, net	257,541	293,023
Intangible assets, net	2,886,048	2,022,918
Right-of-use assets, net	19,665	74,562
Deferred tax assets	504,450	785,700
Other non-current assets	177,605	114,888
Total non-current assets	3,845,309	3,291,091
Total assets	37,443,291	26,754,505
Current liabilities:
Accounts payable	2,483,829	3,722,525
Short-term borrowings	11,046,263	5,636,831
Long-term borrowings due within one year	324,240
Contract liabilities	88,282	1,164,334
Amounts due to related parties, current	78,506	30,222
Accrued expenses and other current liabilities	3,529,957	1,116,014
Operating lease liabilities, current		73,530
Income tax payable	1,968,515	1,692,519
Total current liabilities	19,519,592	13,435,975
Non-current liabilities:
Long-term borrowings	1,591,723	418,784
Amounts due to a related party, non-current	272,997
Total non-current liabilities	1,864,720	418,784
Total liabilities	21,384,312	13,854,759
Commitments and contingencies
Shareholder’s equity
Additional paid in capital	14,438,304	12,157,104
Statutory reserve	811,378	672,402
Retained earnings	611,458	324,893
Accumulated other comprehensive income (loss)	178,629	(267,863)
Total shareholders’ equity	16,058,979	12,899,746
Total liabilities and shareholder’s equity	37,443,291	26,754,505
Common Class A [Member]
Shareholder’s equity
Ordinary shares	10,010	4,010
Common Class B [Member]
Shareholder’s equity
Ordinary shares	$ 9,200	$ 9,200